Label	Element	Value
21Shares FTSE Crypto 10 Index ETF | ARK 21Shares Bitcoin ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	63.30%
21Shares FTSE Crypto 10 Index ETF | 21Shares Ethereum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.00%
21Shares FTSE Crypto 10 Index ETF | 21Shares Binance BNB ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
21Shares FTSE Crypto 10 Index ETF | 21shares XRP ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
21Shares FTSE Crypto 10 Index ETF | 21Shares Solana ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
21Shares FTSE Crypto 10 Index ETF | 21Shares Hyperliquid ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
21Shares FTSE Crypto 10 Index ETF | 21Shares Dogecoin ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
21Shares FTSE Crypto 10 Index ETF | 21shares Canton Network ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.40%
21Shares FTSE Crypto 10 Index ETF | 21Shares Cardano ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
21Shares FTSE Crypto 10 Index ETF | 21Shares Chainlink ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%